Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	RADCOM LTD.
Entity Central Index Key	0001016838
Entity File Number	0-29452
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	24 Raoul Wallenberg Street
Entity Address, City or Town	Tel-Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971920
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, NIS 0.20 par value per share
Trading Symbol	RDCM
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	16,592,725
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Hod Cohen
Contact Personnel Fax Number	(+972) 3-647-4681
Entity Address, Address Line One	24 Raoul Wallenberg Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6971920
Entity Phone Fax Numbers [Line Items]
City Area Code	(+972)
Local Phone Number	3-645-5055